Plans with Projected Benefit Obligations in Excess of Plan Assets and Plans with Accumulated Benefit Obligations in Excess of Plan Assets (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Plans with projected benefit obligations in excess of plan assets:
Projected benefit obligation	[1]	¥ 51,707	¥ 40,509
Fair value of plan assets		28,325	21,898
Plans with accumulated benefit obligations in excess of plan assets:
Accumulated benefit obligation		49,986	39,590
Fair value of plan assets		¥ 28,325	¥ 21,898

[1]	The plans with projected benefit obligations in excess of plan assets include those with accumulated benefit obligations in excess of plan assets.